PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
6.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at the dates indicated (in thousands):

	March 31, 2020	December 31, 2019
Buildings and improvements	$118,796	$125,382
Furniture and equipment	55,965	57,674
Funeral home land	11,285	14,185

Property and equipment, gross	186,046	197,241
Less: Accumulated depreciation	(92,574)	(93,841)

Property and equipment, net of accumulated depreciation	$93,472	$103,400

Depreciation expense was $2.2 million and $2.4 million for the three months ended March 31, 2020 and 2019, respectively.

6.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at the dates indicated (in thousands):

	December 31, 2019	December 31, 2018
Buildings and improvements	$125,382	$129,971
Furniture and equipment	57,674	58,706
Funeral home land	14,185	14,185

Property and equipment, gross	197,241	202,862
Less: Accumulated depreciation	(93,841)	(90,146)

Property and equipment, net of accumulated depreciation	$103,400	$112,716

Depreciation expense was $9.4 million and $9.9 million for the years ended December 31, 2019 and 2018, respectively.